Income Tax - Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Income Tax [Abstract]
Income (loss) before income taxes	$ (49,116)	$ (102,285)
Income tax expense reported in the consolidated statements of operations	$ (5,121)	$ (3,167)